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AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 14, 2007
                               FILE NO. 333-145626






                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-14


                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 [X]
                           PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. [1]


                            VANGUARD MONTGOMERY FUNDS
         (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                      P.O. BOX 2600, VALLEY FORGE, PA 19482
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                               HEIDI STAM, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482



NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES HAVE PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940.

Part A-Prospectus/Proxy Statement and Part B-Statement of Additional Information are incorporated by reference to the Registrant's filing pursuant to Rule 497(b) on September 24, 2007.

                            VANGUARD MONTGOMERY FUNDS

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                    FORM N-14

                                     PART C

OTHER INFORMATION

ITEM 15.  INDEMNIFICATION.

The Registrant's organizational documents contain provisions indemnifying Trustees and Officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and Officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or Officer. However, this provision does not cover any liability to which a Trustee or Officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and Officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or Officer's office with the Registrant.

ITEM 16.  EXHIBITS.


                    (1) Declaration of Trust of Vanguard Montgomery Funds is incorporated by reference to Registrant's Registration Statement on Form N-1A filed on August 22, 2007.

                    (2) By-Laws of Vanguard Montgomery Funds are incorporated by reference to Registrant's Registration Statement on Form N-1A filed on August 22, 2007.

                    (3)  Not Applicable.

                    (4) Form of Agreement and Plan of Reorganization is incorporated by reference as Appendix A to the Combined Prospectus/Proxy Statement filed on September 24, 2007.

                    (5)  Not Applicable.

                    (6) Form of Investment Advisory Agreement between Vanguard Montgomery Funds and AXA Rosenberg Investment Management LLC, is incorporated by reference to Registrant's Registration Statement on Form N-14 filed on August 22, 2007.

                    (7)  Amended  and  Restated  Funds'  Service   Agreement  is
                         incorporated by reference to Registrant's Registration Statement on Form N-1A filed on August 22, 2007.

                    (8)  Not Applicable.

                    (9) Custodian Agreement is incorporated by reference to Registrant's Registration Statement on Form N-1A filed on October 24, 2007.

                    (10) Not Applicable.

                    (11) (a) Opinion and Consent of Willkie Farr & Gallagher LLP
                         that shares will be validly issued, fully paid and non-assessable is incorporated by reference to Registrant's Registration Statement on Form N-14 filed on August 22, 2007.

                    (11) (b)  Opinion and  Consent of Morris,  Nichols,  Arsht &
                         Tunnell LLP that shares will be validly issued, fully paid and non-assessable is incorporated by reference to Registrant's Registration Statement on Form N-14 filed on August 22, 2007.

                    (12) Final  Opinion of Willkie  Farr &  Gallagher  LLP as to
                         certain tax matters and consequences is filed herewith.

                    (13) Not Applicable.

                    (14) Consent of  PricewaterhouseCoopers  LLP is incorporated by reference to Registrant's Registration Statement on Form N-14 filed on September 24, 2007.

                    (15) Not applicable.

                    (16) Power of  Attorney  for Heidi Stam is  incorporated  by reference to Registrant's Registration Statement on Form N-14 filed on August 22, 2007.

                    (17) (a)  Prospectus  for Laudus  Rosenberg  U.S.  Large/Mid
                         Capitalization Long/Short Equity Fund dated July 31, 2007, is incorporated by reference to Registrant's Registration Statement on Form N-14 filed on August 22, 2007.

                    (17) (b)  Statement  of  Additional  Information  for Laudus
                         Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund dated July 31, 2007, is incorporated by reference to Registrant's Registration Statement on Form N-14 filed on August 22, 2007.


                    (17) (c) Annual Report to Shareholders including the Audited
                         Financial Statements dated March 31, 2007 for the Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, is incorporated by reference to Registrant's Registration Statement on Form N-14 filed on August 22, 2007.

ITEM 17.  UNDERTAKINGS

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 14th day of December, 2007.



VANGUARD MONTGOMERY FUNDS


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                 SIGNATURE                      TITLE                      DATE
By:      ----------------------------President, Chairman,    December 14, 2007
            /S/ JOHN J. BRENNAN      Chief Executive Officer,
                (Heidi Stam)         and Trustee
              John J. Brennan*
By:      ----------------------------Trustee                 December 14, 2007
            /S/ CHARLES D. ELLIS
                (Heidi Stam)
             Charles D. Ellis*
By:      ----------------------------Trustee                 December 14, 2007
             /S/ RAJIV L. GUPTA
                (Heidi Stam)
              Rajiv L. Gupta*
By:      ----------------------------Trustee                 December 14, 2007
              /S/ AMY GUTMANN
                (Heidi Stam)
                Amy Gutmann*
By:      ----------------------------Trustee                 December 14, 2007
         /S/ JOANN HEFFERNAN HEISEN
                (Heidi Stam)
          JoAnn Heffernan Heisen*
By:      ----------------------------Trustee                 December 14, 2007
            /S/ ANDRE F. PEROLD
                (Heidi Stam)
              Andre F. Perold*
By:      ----------------------------Trustee                 December 14, 2007
         /S/ ALFRED M. RANKIN, JR.
                (Heidi Stam)
           Alfred M. Rankin, Jr.*
By:      ----------------------------Trustee                 December 14, 2007
           /S/ J. LAWRENCE WILSON
                (Heidi Stam)
            J. Lawrence Wilson*
By:      ----------------------------Treasurer and Principal December 14, 2007
           /S/ THOMAS J. HIGGINS     Financial and Principal
                (Heidi Stam)         Accounting Officer
             Thomas J. Higgins*



* By Power of Attorney, filed on August 22, 2007, incorporated by reference.

                                 EXHIBIT INDEX


Final Opinion of Willkie Farr & Gallagher LLP
        as to certain tax matters . . . . . . . . . . . . . . . . . Ex-99.12